Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF
Schedule of Investments
January 31, 2026 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Oil & Gas - 99.7%(a)
Antero Resources Corp.(b)	6,050	$220,039
ARC Resources Ltd	12,208	227,815
BP PLC	212,242	1,350,814
Canadian Natural Resources Ltd.	37,297	1,394,489
Cenovus Energy, Inc.	28,448	564,485
Chevron Corp.	22,175	3,922,757
ConocoPhillips	13,664	1,424,199
Coterra Energy, Inc.	15,906	458,888
Devon Energy Corp.	12,656	508,898
Diamondback Energy, Inc.	3,809	624,486
Eni SpA	40,208	823,982
EOG Resources, Inc.	11,535	1,293,420
EQT Corp.	13,106	756,609
Equinor ASA	17,136	458,790
Expand Energy Corp.	5,040	566,546
Exxon Mobil Corp.	46,481	6,572,413
Galp Energia SGPS SA(b)	13,663	271,934
Imperial Oil Ltd.	3,471	352,624
Inpex Corp.	22,272	497,099
Occidental Petroleum Corp.	20,834	945,655
Ovintiv, Inc.	5,376	234,827
Permian Resources Corp. - Class A	14,562	234,885
Repsol SA	23,858	469,877
Santos Ltd	68,882	338,270
Shell PLC	64,849	2,486,354
Suncor Energy, Inc.	25,537	1,357,234
Texas Pacific Land Corp.	1,455	506,864
TotalEnergies SE	20,160	1,466,587
Tourmaline Oil Corp.	7,730	367,848
Whitecap Resources, Inc.	25,648	235,238
Woodside Energy Group Ltd.	40,210	714,650
		31,648,576

TOTAL COMMON STOCKS (Cost $29,397,244)		31,648,576

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.57%(c)	86,165	$86,165

TOTAL SHORT-TERM INVESTMENTS (Cost $86,165)		86,165

TOTAL INVESTMENTS - 100.0% (Cost $29,483,409)		$31,734,741
Liabilities in Excess of Other Assets - 0.0%(d)		(92)
TOTAL NET ASSETS - 100.0%		$31,734,649

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2026.
(d)	Does not round to 0.1% or (0.1)%, as applicable.